SCHEDULE OF DISAGGREGATED REVENUES (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue	$ 3,757,076	$ 3,887,915	$ 7,025,696	$ 7,757,965	$ 15,133,647	$ 17,771,485
Advisory Consulting [Member]
Revenue	3,569,982	3,848,688	6,814,752	7,684,102	15,007,827	17,441,216
Managed security service practice (MSSP) [Member]
Revenue	183,887	35,555	206,387	67,068	112,725	318,079
Software as a service (Saas) [Member]
Revenue	$ 3,207	$ 3,672	$ 4,557	$ 6,795	$ 13,095	$ 12,190